LEASES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lessee, Lease, Description [Line Items]
Operating lease extension term (in years)	5 years
Operating lease expenses	$ 1.9	$ 1.8
TEXAS | Warehouse
Lessee, Lease, Description [Line Items]
Annual sublease rent	0.3
TEXAS | Office
Lessee, Lease, Description [Line Items]
Annual sublease rent	$ 0.4
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	11 years